Fair Value of Assets and Liabilities Measured on Recurring and Non-Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	$ 242,250	$ 78,111
Fair Value, Measurements, Recurring | Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring liabilities at fair value	(3,673)	(1,437)
Fair Value, Measurements, Recurring | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	17,787	12,080
Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	7,053	3,950
Fair Value, Measurements, Recurring | Deposits Held In Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	109,023	4,881
Fair Value, Measurements, Recurring | Available For Sale Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	100,158	47,780
Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	49,036	20,615
Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Debt securities issued by US government agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	25,313	19,527
Fair Value, Measurements, Recurring | Available For Sale Debt Securities | U.S. Treasury notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	25,809	7,638
Fair Value, Measurements, Recurring | Available for sale equity securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	8,229	9,420
Fair Value, Measurements, Recurring | Available-for-sale investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	133,227	73,230
Fair Value, Measurements, Nonrecurring | Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value		(97,789)
Fair Value, Measurements, Nonrecurring | Property and equipment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	19	(11,743)
Fair Value, Measurements, Nonrecurring | Property and equipment | Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	(673)
Fair Value, Measurements, Nonrecurring | Hospitals available for sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value		(9,964)
Fair Value, Measurements, Nonrecurring | Goodwill – Home Health
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value		(76,082)
Level 1 | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	156,965	29,781
Level 1 | Fair Value, Measurements, Recurring | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	17,787	12,080
Level 1 | Fair Value, Measurements, Recurring | Deposits Held In Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	105,140	643
Level 1 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	25,809	7,638
Level 1 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | U.S. Treasury notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	25,809	7,638
Level 1 | Fair Value, Measurements, Recurring | Available for sale equity securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	8,229	9,420
Level 1 | Fair Value, Measurements, Recurring | Available-for-sale investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	51,825	29,138
Level 2 | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	85,285	48,330
Level 2 | Fair Value, Measurements, Recurring | Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring liabilities at fair value	(3,673)	(1,437)
Level 2 | Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	7,053	3,950
Level 2 | Fair Value, Measurements, Recurring | Deposits Held In Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	3,883	4,238
Level 2 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	74,349	40,142
Level 2 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	49,036	20,615
Level 2 | Fair Value, Measurements, Recurring | Available For Sale Debt Securities | Debt securities issued by US government agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	25,313	19,527
Level 2 | Fair Value, Measurements, Recurring | Available-for-sale investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Recurring assets at fair value	81,402	$ 44,092
Level 3 | Fair Value, Measurements, Nonrecurring | Property and equipment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-recurring assets at fair value	$ 19